UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2018
MFS®  Special Value Trust

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 53.5%
Aerospace – 1.0%
Dae Funding LLC, 5%, 8/01/2024 (n)	$125,000	$ 124,063
KLX, Inc., 5.875%, 12/01/2022 (n)	120,000	124,950
TransDigm, Inc., 6.5%, 7/15/2024	125,000	128,594
TransDigm, Inc., 6.375%, 6/15/2026	65,000	66,706
		$ 444,313
Asset-Backed & Securitized – 0.0%
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	$48,763	$ 341
Broadcasting – 1.9%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	$110,000	$ 122,650
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	35,000	38,412
Match Group, Inc., 6.375%, 6/01/2024	105,000	113,531
Meredith Corp., 6.875%, 2/01/2026 (n)	55,000	56,306
Netflix, Inc., 5.875%, 2/15/2025	170,000	181,948
Netflix, Inc., 4.375%, 11/15/2026	40,000	39,088
Netflix, Inc., 4.875%, 4/15/2028 (n)	25,000	24,813
Sinclair Broadcast Group, Inc., 5.125%, 2/15/2027 (n)	100,000	99,250
WMG Acquisition Corp., 5%, 8/01/2023 (n)	30,000	30,750
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	95,000	96,900
		$ 803,648
Building – 2.2%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$105,000	$ 110,775
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	60,000	59,700
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	95,000	100,937
Gibraltar Industries, Inc., 6.25%, 2/01/2021	95,000	96,425
HD Supply, Inc., 5.75%, 4/15/2024 (n)	95,000	101,650
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)	100,000	108,625
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	80,000	84,700
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	98,325
Standard Industries, Inc., 6%, 10/15/2025 (n)	65,000	69,063
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	105,000	108,412
		$ 938,612
Business Services – 1.8%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$100,000	$ 102,750
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	55,000	55,605
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	70,000	72,450
CDK Global, Inc., 4.875%, 6/01/2027 (n)	155,000	155,327
Equinix, Inc., 5.375%, 1/01/2022	25,000	25,906
Equinix, Inc., 5.375%, 4/01/2023	35,000	35,963
Equinix, Inc., 5.875%, 1/15/2026	60,000	63,750
First Data Corp., 5%, 1/15/2024 (n)	190,000	194,987
MSCI, Inc., 4.75%, 8/01/2026 (n)	80,000	81,600
		$ 788,338
Cable TV – 3.3%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$200,000	$ 202,580
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	180,000	183,487
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	140,000	144,200
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	25,000	25,375
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	80,000	82,800
DISH DBS Corp., 5%, 3/15/2023	90,000	84,407
DISH DBS Corp., 5.875%, 11/15/2024	45,000	42,666
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	70,000	54,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	$20,000	$ 21,000
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	85,000	86,062
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	60,000	62,850
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	45,000	46,350
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	200,000	210,440
Videotron Ltd., 5.375%, 6/15/2024 (n)	25,000	26,563
Videotron Ltd., 5.125%, 4/15/2027 (n)	155,000	160,812
		$ 1,434,542
Chemicals – 0.3%
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	$126,000	$ 138,915
Computer Software – 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$85,000	$ 88,187
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	45,000	49,212
Nuance Communications, Inc., 5.625%, 12/15/2026	55,000	56,837
VeriSign, Inc., 4.625%, 5/01/2023	35,000	35,875
VeriSign, Inc., 5.25%, 4/01/2025	85,000	90,100
VeriSign, Inc., 4.75%, 7/15/2027	27,000	27,203
		$ 347,414
Computer Software - Systems – 1.0%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	$25,000	$ 25,406
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	115,000	120,894
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	115,000	116,759
SS&C Tech Holdings, Inc., 5.875%, 7/15/2023	80,000	83,900
Western Digital Corp., 10.5%, 4/01/2024	90,000	105,210
		$ 452,169
Conglomerates – 2.0%
Amsted Industries Co., 5%, 3/15/2022 (n)	$135,000	$ 137,700
EnerSys, 5%, 4/30/2023 (n)	155,000	161,394
Enpro Industries, Inc., 5.875%, 9/15/2022	130,000	135,200
Entegris, Inc., 4.625%, 2/10/2026 (n)	100,000	100,375
Gates Global LLC, 6%, 7/15/2022 (n)	100,000	102,125
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	105,000	108,937
TriMas Corp., 4.875%, 10/15/2025 (n)	110,000	110,550
		$ 856,281
Construction – 0.4%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$125,000	$ 18,858
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	85,000	89,569
Toll Bros Finance Corp., 4.35%, 2/15/2028	60,000	59,400
		$ 167,827
Consumer Products – 0.6%
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	$55,000	$ 55,688
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	100,000	103,000
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,600
Spectrum Brands, Inc., 5.75%, 7/15/2025	105,000	110,512
		$ 279,800
Consumer Services – 1.1%
Interval Acquisition Corp., 5.625%, 4/15/2023	$170,000	$ 175,525
Matthews International Corp., 5.25%, 12/01/2025 (n)	80,000	81,200
Service Corp. International, 4.625%, 12/15/2027	45,000	44,606
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	65,000	65,163
West Corp., 8.5%, 10/15/2025 (n)	110,000	108,350
		$ 474,844

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 2.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$125,000	$ 129,074
Berry Global Group, Inc., 6%, 10/15/2022	30,000	31,275
Berry Global Group, Inc., 5.125%, 7/15/2023	50,000	51,875
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	25,000	25,125
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	55,000	53,487
Multi-Color Corp., 6.125%, 12/01/2022 (n)	123,000	127,920
Multi-Color Corp., 4.875%, 11/01/2025 (n)	10,000	10,038
Reynolds Group, 5.75%, 10/15/2020	48,456	49,303
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	71,883
Reynolds Group, 7%, 7/15/2024 (n)	70,000	74,462
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	120,175
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	26,438
Sealed Air Corp., 5.5%, 9/15/2025 (n)	25,000	26,938
Signode Industrial Group, 6.375%, 5/01/2022 (n)	105,000	109,200
Silgan Holdings, Inc., 5.5%, 2/01/2022	10,000	10,200
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	86,912
		$ 1,004,305
Electrical Equipment – 0.4%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$30,000	$ 31,087
CommScope Tech LLC, 5%, 3/15/2027 (n)	135,000	134,494
		$ 165,581
Electronics – 0.4%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$40,000	$ 43,550
Sensata Technologies B.V., 5%, 10/01/2025 (n)	130,000	134,875
		$ 178,425
Emerging Market Sovereign – 0.6%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$ 219,500
Republic of Venezuela, 7%, 3/31/2038 (d)	203,000	54,810
		$ 274,310
Energy - Independent – 4.2%
Afren PLC,11.5%,2/01/2016(a)(d)(z)	$195,167	$ 488
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	125,000	137,500
Continental Resources, Inc., 4.5%, 4/15/2023	155,000	156,937
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	110,000	111,100
Diamondback Energy, Inc., 5.375%, 5/31/2025	105,000	109,069
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	40,000	41,550
Gulfport Energy Corp., 6%, 10/15/2024	125,000	125,938
Gulfport Energy Corp., 6.375%, 5/15/2025	35,000	35,700
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	125,000	128,437
PDC Energy, Inc., 6.125%, 9/15/2024	130,000	135,200
QEP Resources, Inc., 5.25%, 5/01/2023	120,000	122,400
QEP Resources, Inc., 5.625%, 3/01/2026	75,000	76,500
Seven Generations Energy, 6.75%, 5/01/2023 (n)	105,000	111,169
Seven Generations Energy, 5.375%, 9/30/2025 (n)	55,000	55,550
SM Energy Co., 6.75%, 9/15/2026	180,000	187,650
SRC Energy, Inc., 6.25%, 12/01/2025 (n)	70,000	72,100
Whiting Petroleum Corp., 6.25%, 4/01/2023	105,000	108,150
WPX Energy, Inc., 6%, 1/15/2022	90,000	94,725
		$ 1,810,163
Entertainment – 0.9%
Cedar Fair LP, 5.375%, 6/01/2024	$35,000	$ 36,400
Cedar Fair LP, 5.375%, 4/15/2027 (n)	80,000	83,400
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	51,250
Cinemark USA, Inc., 4.875%, 6/01/2023	35,000	35,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$165,000	$ 167,269
		$ 373,756
Financial Institutions – 1.9%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$ 41,962
Aircastle Ltd., 5.5%, 2/15/2022	40,000	42,466
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	75,000	75,094
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	290,000	297,250
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	40,000	40,466
Navient Corp., 7.25%, 1/25/2022	100,000	108,280
Navient Corp., 7.25%, 9/25/2023	45,000	48,488
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	175,000	173,250
		$ 827,256
Food & Beverages – 1.8%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$ 80,500
Aramark Services, Inc., 5%, 2/01/2028 (n)	60,000	61,200
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	110,000	112,062
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	95,000	95,238
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	65,000	65,975
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	40,800
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	80,000	80,200
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	105,000	111,175
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	114,675
		$ 761,825
Forest & Paper Products – 0.0%
Appvion, Inc.,9%,6/01/2020(d)(n)	$41,000	$ 2,050
Gaming & Lodging – 1.8%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$ 87,125
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	102,125
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,700
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	105,722
MGM Resorts International, 6.625%, 12/15/2021	90,000	98,213
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	106,050
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	51,250
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	200,000	199,500
		$ 760,685
Industrial – 0.6%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$120,000	$ 126,000
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	120,000	121,500
		$ 247,500
Insurance – 0.2%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$75,000	$ 76,875
Insurance - Health – 0.2%
Centene Corp., 5.625%, 2/15/2021	$35,000	$ 35,985
Centene Corp., 6.125%, 2/15/2024	60,000	63,750
		$ 99,735
Medical & Health Technology & Services – 3.0%
AmSurg Corp., 5.625%, 7/15/2022	$85,000	$ 86,487
Community Health Systems, Inc., 6.875%, 2/01/2022	90,000	64,013
DaVita, Inc., 5.125%, 7/15/2024	20,000	20,151
DaVita, Inc., 5%, 5/01/2025	80,000	79,700
HCA, Inc., 7.5%, 2/15/2022	135,000	151,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.875%, 3/15/2022	$5,000	$ 5,366
HCA, Inc., 5%, 3/15/2024	90,000	93,712
HCA, Inc., 5.375%, 2/01/2025	60,000	61,275
HealthSouth Corp., 5.125%, 3/15/2023	105,000	107,998
Polaris, 8.5%, 12/01/2022 (n)	70,000	72,888
Quorum Health Corp., 11.625%, 4/15/2023	65,000	66,950
Tenet Healthcare Corp., 8.125%, 4/01/2022	140,000	144,463
Tenet Healthcare Corp., 6.75%, 6/15/2023	30,000	29,553
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	85,000	83,831
Universal Health Services, Inc., 7.625%, 8/15/2020	155,000	155,775
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	60,000	60,600
		$ 1,284,299
Medical Equipment – 0.6%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$100,000	$ 103,800
Teleflex, Inc., 5.25%, 6/15/2024	80,000	82,800
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,563
Teleflex, Inc. , 4.625%, 11/15/2027	45,000	44,831
		$ 261,994
Metals & Mining – 4.3%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$50,000	$ 51,750
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	211,750
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	45,000	44,719
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	40,000	41,720
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	198,000	217,305
GrafTech International Co., 6.375%, 11/15/2020	135,000	137,160
Kaiser Aluminum Corp., 5.875%, 5/15/2024	155,000	165,462
Kinross Gold Corp., 5.125%, 9/01/2021	30,000	31,500
Kinross Gold Corp., 5.95%, 3/15/2024	85,000	93,405
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	70,000	70,700
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	90,525
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	115,000	118,450
Novelis Corp., 5.875%, 9/30/2026 (n)	140,000	144,283
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	203,500
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	46,125
Steel Dynamics, Inc., 5.5%, 10/01/2024	80,000	83,200
Steel Dynamics, Inc., 4.125%, 9/15/2025	12,000	11,876
TMS International Corp., 7.25%, 8/15/2025 (n)	80,000	84,000
		$ 1,847,430
Midstream – 1.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$140,000	$ 145,250
DCP Midstream LLC, 3.875%, 3/15/2023	75,000	74,812
DCP Midstream LP, 4.95%, 4/01/2022	43,000	44,828
DCP Midstream LP, 5.6%, 4/01/2044	45,000	46,744
Plains All American Pipeline LP, 6.125% to 11/15/2022, FLR to 12/31/2049	22,000	22,138
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	185,000	184,537
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	76,594
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (z)	40,000	40,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	175,000	178,062
		$ 813,265
Network & Telecom – 0.6%
CenturyLink, Inc., 7.65%, 3/15/2042	$85,000	$ 74,418
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	60,000	62,925
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	110,000	111,793
		$ 249,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022	$155,000	$ 130,975
Diamond Offshore Drill Co., 7.875%, 8/15/2025	45,000	47,700
Diamond Offshore Drill Co., 5.7%, 10/15/2039	140,000	120,750
Ensco PLC, 7.75%, 2/01/2026	55,000	54,691
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	120,000	117,600
		$ 471,716
Pharmaceuticals – 0.6%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$85,000	$ 77,988
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	30,000	25,650
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	45,000	40,261
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	105,000	93,996
		$ 237,895
Printing & Publishing – 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$101,000	$ 102,641
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$100,000	$ 103,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	105,000	103,971
		$ 206,971
Real Estate - Other – 1.0%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$120,000	$ 122,400
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	60,000	62,400
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	100,000	102,500
Starwood Property Trust, Inc., 5%, 12/15/2021	100,000	104,187
Starwood Property Trust, Inc., 4.75%, 3/15/2025 (n)	40,000	39,500
		$ 430,987
Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$85,000	$ 87,869
IRB Holding Corp. , 6.75%, 2/15/2026 (n)	55,000	55,687
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	115,000	117,300
		$ 260,856
Retailers – 0.8%
Dollar Tree, Inc., 5.75%, 3/01/2023	$130,000	$ 135,850
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	25,000	25,313
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	105,000	106,050
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	95,000	94,525
		$ 361,738
Specialty Chemicals – 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$130,000	$ 137,150
Koppers, Inc., 6%, 2/15/2025 (n)	100,000	105,500
Univar USA, Inc., 6.75%, 7/15/2023 (n)	180,000	188,100
		$ 430,750
Specialty Stores – 0.4%
Group 1 Automotive, Inc., 5%, 6/01/2022	$120,000	$ 123,396
PetSmart, Inc., 7.125%, 3/15/2023 (n)	75,000	47,156
		$ 170,552
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$115,000	$ 109,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 2.9%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$ 183,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	188,500
SBA Communications Corp., REIT, 4%, 10/01/2022 (n)	120,000	118,200
SBA Communications Corp., REIT, 4.875%, 9/01/2024	30,000	29,850
Sprint Corp., 7.875%, 9/15/2023	130,000	137,692
Sprint Corp., 7.125%, 6/15/2024	125,000	126,771
Sprint Nextel Corp., 6%, 11/15/2022	185,000	184,306
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	79,691
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	61,950
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	75,863
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	52,500
		$ 1,238,823
Telephone Services – 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$50,000	$ 49,750
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	99,600
		$ 149,350
Transportation - Services – 0.2%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$60,000	$ 49,350
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	50,000	48,625
		$ 97,975
Utilities - Electric Power – 1.5%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$ 114,000
Calpine Corp., 5.75%, 1/15/2025	90,000	85,275
Calpine Corp., 5.25%, 6/01/2026 (n)	55,000	53,969
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	35,831
Covanta Holding Corp., 5.875%, 3/01/2024	65,000	65,975
Covanta Holding Corp., 5.875%, 7/01/2025	50,000	50,875
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	105,000	105,525
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	115,000	121,037
		$ 632,487
Total Bonds		$23,067,625
Common Stocks – 40.1%
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	1,058	$ 594,384
NASDAQ, Inc.	10,423	843,325
		$ 1,437,709
Business Services – 2.8%
Accenture PLC, “A”	4,773	$ 767,021
Equifax, Inc.	3,342	417,516
		$ 1,184,537
Cable TV – 1.8%
Comcast Corp., “A”	17,716	$ 753,462
Chemicals – 1.6%
PPG Industries, Inc.	5,980	$ 710,005
Construction – 1.8%
Sherwin-Williams Co.	1,895	$ 790,423
Electrical Equipment – 1.3%
Johnson Controls International PLC	14,173	$ 554,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.7%
Texas Instruments, Inc.	6,597	$ 723,493
Food & Beverages – 1.4%
Nestle S.A., ADR	6,895	$ 595,728
Insurance – 3.3%
Aon PLC	4,808	$ 683,553
Travelers Cos., Inc.	5,017	752,149
		$ 1,435,702
Major Banks – 3.5%
JPMorgan Chase & Co.	8,010	$ 926,517
Wells Fargo & Co.	9,146	601,624
		$ 1,528,141
Medical Equipment – 4.5%
Danaher Corp.	5,447	$ 551,672
Medtronic PLC	7,068	607,071
Thermo Fisher Scientific, Inc.	3,572	800,521
		$ 1,959,264
Oil Services – 1.2%
LTR Holdings, Inc. (a)(u)	60	$ 53,365
Schlumberger Ltd.	6,286	462,524
		$ 515,889
Other Banks & Diversified Financials – 4.6%
Citigroup, Inc.	14,894	$ 1,168,881
U.S. Bancorp	13,859	791,903
		$ 1,960,784
Pharmaceuticals – 1.6%
Johnson & Johnson	5,084	$ 702,558
Printing & Publishing – 1.8%
Moody's Corp.	4,692	$ 759,119
Tobacco – 1.4%
Philip Morris International, Inc.	5,781	$ 619,897
Utilities - Electric Power – 2.5%
Duke Energy Corp.	8,187	$ 642,679
Southern Co.	9,144	412,486
		$ 1,055,165
Total Common Stocks		$17,286,466
Floating Rate Loans – 0.5%
Computer Software - Systems – 0.1%
Sabre GLBL, Inc., Term Loan B, 3.82%, 2/22/2024	$32,176	$ 32,387
Consumer Products – 0.0%
Spectrum Brands, Inc., Term Loan B, 3.56%, 6/23/2022	$30,357	$ 30,471
Entertainment – 0.2%
Cedar Fair LP, Term Loan B, 3.82%, 4/13/2024	$41,964	$ 42,226
Six Flags Theme Parks, Inc., Term Loan B, 3.57%, 6/30/2022	32,500	32,734
		$ 74,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans – continued
Medical & Health Technology & Services – 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 4.32%, 6/24/2021	$75,030	$ 75,912
Total Floating Rate Loans		$ 213,730
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 1.44% (v)	2,213,185	$ 2,212,963
Other Assets, Less Liabilities – 0.8%		345,409
Net Assets – 100.0%		$43,126,193
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,212,963 and $40,567,821, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,769,985, representing 27.3% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$193,132	$488
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	350	341
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025	1/23/18	40,698	40,300
Total Restricted Securities			$41,129
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$17,233,101	$—	$53,365	$17,286,466
Non-U.S. Sovereign Debt	—	274,310	—	274,310
U.S. Corporate Bonds	—	19,525,442	—	19,525,442
Commercial Mortgage-Backed Securities	—	341	—	341
Foreign Bonds	—	3,267,532	—	3,267,532
Floating Rate Loans	—	213,730	—	213,730
Mutual Funds	2,212,963	—	—	2,212,963
Total	$19,446,064	$23,281,355	$53,365	$42,780,784
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the

Supplemental Information (unaudited) – continued
beginning and the end of the period.
Equity Securities
Balance as of 10/31/17	$53,365
Change in unrealized appreciation (depreciation)	—
Balance as of 1/31/18	$53,365
At January 31, 2018, the fund held one level 3 security.
(2) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,079	2,254,155	(2,586,049)	2,213,185
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(96)	$(190)	$—	$8,947	$2,212,963

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.